Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
PROG Holdings Employee Retirement Plan
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
EIN #85-2484385 Plan #001
As of December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(e) Current Value
*	PROG Holdings, Inc. Common Stock Fund	Common Stock	$592,533
	Allspring Special Mid Cap VAL FD R6	Mutual Fund	761,820
	Federated Instl High Yield Bold Instl	Mutual Fund	430,023
*	Fidelity Government Cash Reserves Fund	Mutual Fund	1,170
*	Fidelity International Growth	Mutual Fund	642,713
*	Fidelity Small Cap Growth	Mutual Fund	763,511
*	Fidelity US Bond Index	Mutual Fund	3,766,702
*	Fidelity 500 Index	Mutual Fund	16,796,586
*	Fidelity Mid Cap Index	Mutual Fund	3,254,455
*	Fidelity Small Cap Index	Mutual Fund	3,428,182
*	Fidelity International Index	Mutual Fund	5,800,053
	Principal Mid Cap Fund R6	Mutual Fund	919,137
	GQC Partners Emerging Markets Equity Fund R6	Mutual Fund	1,285,765
	JP Morgan Large Cap Growth R6	Mutual Fund	4,182,506
	PIMCO Int'l Bond US Dollar Hedge Inst	Mutual Fund	353,825
	Putnam Large Cap Value Fund R6	Mutual Fund	2,719,174
	Putnam International Value Fund	Mutual Fund	854,487
	Undiscovered MGRS Behavioral VAL R6	Mutual Fund	356,656
*	Vanguard Target Retirement 2070 Inv	Mutual Fund	6,992
*	Vanguard Target Retirement 2065 Inv	Mutual Fund	577,016
*	Vanguard Target Retirement 2060 Inv	Mutual Fund	2,666,947
*	Vanguard Target Retirement 2055 Inv	Mutual Fund	4,934,620
*	Vanguard Target Retirement 2050 Inv	Mutual Fund	8,337,575
*	Vanguard Target Retirement 2045 Inv	Mutual Fund	5,398,047
*	Vanguard Target Retirement 2040 Inv	Mutual Fund	5,364,689
*	Vanguard Target Retirement 2035 Inv	Mutual Fund	3,085,252
*	Vanguard Target Retirement 2030 Inv	Mutual Fund	3,258,281
*	Vanguard Target Retirement 2025 Inv	Mutual Fund	372,533
*	Vanguard Target Retirement 2020 Inv	Mutual Fund	466,483
*	Vanguard Target Retirement Income Inv	Mutual Fund	347,450
*	Vanguard Fed Money Market Fund Invest Share	Money Market Deposit Account	2,655,560
*	Participant loans	Interest rates ranged from 4.25% to 9.50%	1,136,583
			$85,517,326
*    Indicates a Party-in-Interest to the Plan
Note:    Cost information has not been included in column (d) because all investments are participant directed.